Annual Total Returns [BarChart] - AMG TimesSquare Emerging Markets Small Cap Fund - Class I	Apr. 24, 2021
Bar Chart Table:
Annual Return 2017	32.85%
Annual Return 2018	(17.90%)
Annual Return 2019	16.83%
Annual Return 2020	24.49%